DEBT - Senior Notes - Tabular Disclosure (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt
Carrying Value		$ 696,850	$ 672,379
Senior Notes
Debt
Carrying Value		$ 696,850
Senior Notes | 3.79% senior notes maturing September 2022
Debt
Coupon Rate (as a percent)	3.79%	3.79%
Original Principal	$ 200,000
Remaining Principal	$ 105,000
Carrying Value		$ 143,189
Senior Notes | 4.34 % senior notes maturing May 15, 2019
Debt
Coupon Rate (as a percent)	4.34%	4.34%
Original Principal		$ 30,000
Remaining Principal		30,000
Carrying Value		$ 30,000
Senior Notes | 4.40% senior notes maturing May 15, 2022
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal	$ 20,000
Remaining Principal	$ 20,000
Carrying Value		$ 27,274
Senior Notes | 4.40% senior notes maturing May 15, 2020
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal	$ 355,000
Remaining Principal	$ 298,000
Carrying Value		$ 406,383
Senior Notes | 7.97% senior notes maturing June 18, 2021
Debt
Coupon Rate (as a percent)	7.97%	7.97%
Original Principal	$ 225,000
Remaining Principal	$ 66,000
Carrying Value		$ 90,004